As filed with the Securities and Exchange Commission on October 24, 2025

Securities Act Registration No. 333-206600

Investment Company Act Reg. No. 811-23078

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No. ___    ☐

Post-Effective Amendment No. 98      ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 100              ☒

(Check appropriate box or boxes.)

___________________________________

Virtus ETF Trust II

(Exact Name of Registrant as Specified in Charter)

1301 Avenue of the Americas, 14th Floor
New York, NY 10019

(Address of Principal Executive Offices) (Zip Code)

(888) 383-0553

(Registrant’s Telephone Number, including Area Code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Michael D. Mabry, Esq.	Daphne Chisolm, Esq
Joel D. Corriero, Esq.	Vice President and Senior Counsel
Stradley Ronon Stevens & Young, LLP	Virtus Investment Partners, Inc
2005 Market Street, Suite 2600	One Financial Plaza
Philadelphia, PA 19103	Hartford, CT 06103

It is proposed that this filing will become effective (check appropriate box):

☐      immediately upon filing pursuant to paragraph (b) of Rule 485

☒      on November 4, 2025 pursuant to paragraph (b) of Rule 485

☐      60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐      on _______________ pursuant to paragraph (a)(1) of Rule 485

☐      75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐      on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Virtus Systematic U.S. Small Cap Growth ETF, Virtus Systematic International Small Cap ETF, Virtus Systematic Emerging Markets Equity ETF, Virtus Systematic U.S. Dividend ETF, Virtus Systematic International Dividend ETF and Virtus Systematic Emerging Markets Dividend ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Post-Effective Amendment No. 96 (“PEA 96”) was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) of the Securities Act of 1933 (“Securities Act”) on August 14, 2025 (Accession Number 0001999371-25-011383) relating to the Virtus Systematic U.S. Small Cap Growth ETF, Virtus Systematic International Small Cap ETF, Virtus Systematic Emerging Markets Equity ETF, Virtus Systematic U.S. Dividend ETF, Virtus Systematic International Dividend ETF and Virtus Systematic Emerging Markets Dividend ETF (each a “Fund” and, together, the “Funds”), each a series of Virtus ETF Trust II (the “Registrant”), to be effective on October 28, 2025.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act, this Post-Effective Amendment No. 98 (“PEA 98”) to the Registration Statement relating to the Fund is being filed solely for the purpose of delaying the effectiveness of PEA 96 to become effective on November 4, 2025.

Accordingly, Parts A, B and C of PEA 96 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA 98 is intended to become effective on November 4, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of October 2025.

VIRTUS ETF TRUST II
(Registrant)

By:	/s/ William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name		Title	Date

/s/ William Smalley William J. Smalley		President (Principal Executive Officer)	October 24, 2025

/s/ W. Patrick Bradley W. Patrick Bradley		Treasurer (Principal Financial Officer/Principal Accounting Officer)	October 24, 2025

/s/ George R. Aylward* George R. Aylward		Trustee	October 24, 2025

/s/ James Simpson* James Simpson		Trustee	October 24, 2025

/s/ Robert S. Tull* Robert S. Tull		Trustee	October 24, 2025

/s/ Myles J. Edwards* Myles J. Edwards		Trustee	October 24, 2025
* By:	/s/ William Smalley		October 24, 2025
William J. Smalley, Attorney-in-fact